CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Tables)		9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021
Class A Ordinary Shares Subject to Possible Redemption
Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the condensed balance sheet

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$276,000,000

Gross proceeds from Initial Public Offering	$276,000,000
Less:
Fair value of Public Warrants at issuance	(14,628,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(14,971,596)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	29,599,596
Class A ordinary shares subject to possible redemption	$276,000,000